Taxation (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Disclosure of Taxation (Expense)/Credit
The taxation (expense)/credit for the year is as follows:

	SA rand
Figures in million	2019	2018	2017

SA taxation

Mining tax (a)	(19)	(42)	(230)
- current year	(14)	(42)	(230)
- prior year	(5)	—	—

Non-mining tax (b)	(124)	(163)	(258)
- current year	(121)	(163)	(256)
- prior year	(3)	—	(2)

Deferred tax (c)	282	439	998
- current year	282	439	998

Total taxation (expense)/credit	139	234	510

(a)
Mining tax on gold mining taxable income in South Africa is determined according to a formula, based on the taxable income from mining operations. 5% of total revenue is exempt from taxation while the remainder is taxable at a higher rate (34%) than non-mining income (28%) as a result of applying the gold mining formula. Mining and non-mining income of Australian entities and PNG operation are taxed at a standard rate of 30%.

All qualifying mining capital expenditure is deducted from taxable mining income to the extent that it does not result in an assessed loss. Accounting depreciation is eliminated when calculating the South African mining tax income. Excess capital expenditure is carried forward as unredeemed capital to be claimed from future mining taxable income. The group has several tax paying entities in South Africa. In terms of the mining ring-fencing application, each ring-fenced mine is treated separately and deductions can normally only be utilised against mining income generated from the relevant ring-fenced mine.

10	TAXATION continued

(b)
Non-mining taxable income of mining companies and the taxable income for non-mining companies are taxed at the statutory corporate rate of 28%.The expense relates to non-mining tax arising from derivative gains (realised and unrealised) recognised on the foreign currency derivatives as well as the realised gains on the commodity forward sale contracts. Refer to note 18 for details on the group's derivative gains recorded.

(c)
The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at the balance sheet date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year.

The deferred tax credit in the 2019, 2018 and 2017 years is mainly a result of the impairment of assets, a decrease in the weighted average deferred tax rate due to reduced estimated profitability at South African operations, as well as the provision for silicosis settlement raised in 2017.

Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate
Major items causing the group's income tax provision to differ from the South African mining statutory tax rate of 34% were:

	SA rand
Figures in million	2019	2018	2017

Tax on net loss at the mining statutory tax rate	934	1 600	50
Non-allowable deductions	(241)	(513)	(77)
Gain on bargain purchase	—	—	288
Share-based payments	(70)	(104)	(104)
Impairment of assets	(2)	(219)	(87)
Exploration expenditure	(36)	(74)	(50)
Finance costs	(68)	(54)	(37)
Other	(65)	(62)	(87)

Movement in temporary differences related to property, plant and equipment	(1 388)	(1 248)	(1 080)
Movements in temporary differences related to other assets and liabilities	98	55	52
Difference between effective mining tax rate and statutory mining rate on mining income	(175)	(550)	129
Difference between non-mining tax rate and statutory mining rate on non-mining income	19	35	55
Effect on temporary differences due to changes in effective tax rates[1]	83	675	968
Prior year adjustment	(8)	—	7
Capital allowances[2]	684	604	536
Deferred tax asset not recognised[3]	133	(424)	(130)

Income and mining taxation	139	234	510

Effective income and mining tax rate (%)	5	5	347
[1] This mainly relates to movements in the deferred tax rate related to Harmony (10.5% to 25.7%) (2018: 19.4% to 10.5%) (2017: 21.1% to 19.4%), Freegold (8.7% to 8.1%) (2018: 12.5% to 8.7%) (2017: 20.0% to 12.5%) and Randfontein Estates Limited (Randfontein) (1.8% to 4.5%) (2018: 3.8% to 1.8%) (2017: 10.1% to 3.8%).
[2] This relates to the additional capital allowance that may be deducted from taxable income from mining operations in South Africa. A significant portion relates to Avgold Limited (Avgold) which has a 0% effective tax rate.
[3] This relates to tax losses and deductible temporary differences for which future taxable profits are uncertain and are not considered probable.

Analysis of Deferred Tax Assets and Liabilities and Potential Future Tax Deductions
The analysis of deferred tax assets and liabilities is as follows:

	SA rand
Figures in million	2019	2018*

Deferred tax assets	(549)	(388)
Deferred tax asset to be recovered after more than 12 months	(49)	(52)
Deferred tax asset to be recovered within 12 months	(500)	(336)

Deferred tax liabilities	1 237	1 533
Deferred tax liability to be recovered after more than 12 months	1 125	1 385
Deferred tax liability to be recovered within 12 months	112	148

Net deferred tax liability	688	1 145
* Re-presented due to the change in the final purchase price allocation related to the Moab Khotsong acquisition. Refer to note 12 for detail.

Deferred tax liabilities and assets on the balance sheet as of 30 June 2019 and 30 June 2018 relate to the following:

	SA rand
Figures in million	2019	2018

Gross deferred tax liabilities	1 237	1 533

Amortisation and depreciation	1 229	1 440
Derivative assets	—	90
Other	8	3

Gross deferred tax assets	(549)	(388)

Unredeemed capital expenditure	(4 044)	(4 266)
Provisions, including non-current provisions	(844)	(680)
Derivative financial instruments	(87)	—
Tax losses	(1 209)	(758)
Deferred tax asset not recognised[1]	5 635	5 316

Net deferred tax liability	688	1 145

[1] The majority of the deferred tax asset not recognised (2019: R5 293 million (2018: R5 109 million)) relates to Harmony's PNG operations.

Movement in the net deferred tax liability recognised in the balance sheet as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	1 145	1 702
Credit per income statement	(282)	(439)
Tax directly charged to other comprehensive income	(176)	(193)
Moab Khotsong acquisition	—	75

Balance at end of year	688	1 145

10	TAXATION continued

DEFERRED TAX continued

	SA rand
Figures in million	2019	2018

As at 30 June, the group had the following potential future tax deductions:

Unredeemed capital expenditure available for utilisation against future mining taxable income[1]	39 725	38 711
Tax losses carried forward utilisable against mining taxable income[2]	5 494	4 334
Capital Gains Tax (CGT) losses available to be utilised against future CGT gains[4]	571	571

As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	12 935	12 215

The unrecognised temporary differences are:
Unredeemed capital expenditure[3]	35 038	34 021
Tax losses[2]	5 109	4 196
CGT losses[4]	571	571

[1] Includes Avgold R19 086 million (2018: R16 991 million), Randfontein R2 134 million (2018: R2 163 million), Moab Khotsong R1 755 million (2018:
R2 091 million) and Hidden Valley R16 333 million (2018: R17 030 million). These have an unlimited carry-forward period.
[2] Relates mainly to Hidden Valley and the PNG exploration operations. These have an unlimited carry-forward period.
[3] Relates to Avgold and Hidden Valley.
[4] The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains.